Changes in Equity and Redeemable Noncontrolling Interests - Additional Information (Detail) ¥ in Millions, $ in Millions				6 Months Ended
	Aug. 01, 2020 USD ($)	May 13, 2020 USD ($)	May 16, 2019 USD ($)	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2019 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, proposed aggregate value		$ 1,000	$ 1,000
Stock repurchase program, expiration date		Jul. 01, 2021	Jul. 01, 2020
Number of Class A ordinary shares repurchased | shares				685,091	685,091	259,142	259,142
Aggregate purchase price				¥ 5,130	$ 725	¥ 1,999	$ 291
Two Thousand And Twenty Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, proposed aggregate value	$ 3,000
Two Thousand And Twenty Share Repurchase Program | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, expiration date	Dec. 31, 2022